Accrued Expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 5 – ACCRUED EXPENSES

Accrued expenses consisted of the following (rounded to nearest $00):

	December 31, 2018	June 30, 2018
Research and development	$25,400	$10,400
Professional fees	122,800	173,600
Interest on promissory notes	-	371,600
Accrued vacation	68,300	48,000
Litigation settlement, net	1,105,700	-
Other	68,300	55,900
Total	$1,390,500	$659,500

NOTE 5 - ACCRUED EXPENSES

Accrued expenses consisted of the following (rounded to nearest $00):

	June 30, 2018	June 30, 2017
Research and development	$10,400	$-
Professional fees	173,600	293,400
Interest on promissory notes	371,600	-
Accrued vacation	48,000	56,900
Other	55,900	44,300
Total	$659,500	$394,600